Average Annual Total Returns - Delaware Global Listed Real Assets Fund	Bloomberg Global Inflation-Linked Total Return Index Value Hedged USD 1 year	Bloomberg Global Inflation-Linked Total Return Index Value Hedged USD 5 years	Bloomberg Global Inflation-Linked Total Return Index Value Hedged USD 10 years or lifetime	The Global Listed Real Assets Blended Benchmark 1 year		The Global Listed Real Assets Blended Benchmark 5 years		The Global Listed Real Assets Blended Benchmark 10 years or lifetime		S&P Global Infrastructure Index (net) 1 year	S&P Global Infrastructure Index (net) 5 years	S&P Global Infrastructure Index (net) 10 years or lifetime	FTSE EPRA Nareit Developed Index (net) 1 year	FTSE EPRA Nareit Developed Index (net) 5 years	FTSE EPRA Nareit Developed Index (net) 10 years or lifetime	S&P Global Natural Resources Index (net) 1 year	S&P Global Natural Resources Index (net) 5 years	S&P Global Natural Resources Index (net) 10 years or lifetime	Class A 1 year	Class A 5 years	Class A 10 years or lifetime	Class A After Taxes on Distributions 1 year	Class A After Taxes on Distributions 5 years	Class A After Taxes on Distributions 10 years or lifetime	Class A After Taxes on Distributions and Sales 1 year		Class A After Taxes on Distributions and Sales 5 years		Class A After Taxes on Distributions and Sales 10 years or lifetime		Class C 1 year	Class C 5 years	Class C 10 years or lifetime	Class R 1 year	Class R 5 years	Class R 10 years or lifetime	Institutional Class 1 year	Institutional Class 5 years	Institutional Class 10 years or lifetime	Class R6 1 year	Class R6 5 years	Class R6 Lifetime	Class R6 Inception Date
Total	(17.38%)	0.68%	2.08%	(10.37%)	[1]	2.81%	[1]	3.89%	[1]	(0.99%)	2.99%	5.61%	(25.09%)	(0.23%)	2.99%	9.59%	6.63%	4.23%	(12.31%)	4.87%	6.18%	(15.60%)	3.27%	3.92%	(6.06%)	[2]	3.43%	[2]	4.27%	[2]	(8.48%)	5.32%	6.02%	(7.11%)	5.86%	6.56%	(6.74%)	6.38%	7.08%	(6.66%)	6.48%	4.54%	Aug. 31, 2016

[1]	The Global Listed Real Assets Blended Benchmark is computed using a combination of 20% S&P Global Natural Resources Index NR; 20% FTSE EPRA Nareit Developed Index NR; 20% S&P Global Infrastructure Index NR; and 40% Bloomberg Global Inflation-Linked Total Return Index Value Hedged USD.
[2]	After-tax returns in the table above are calculated using the historical highest individual US federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-advantaged arrangements, such as 401(k) plans or individual retirements accounts (IRAs). Fund returns after taxes on distributions and sales of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, Fund returns after taxes on distributions and sales of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.